UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-05349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

71 South Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices)                                                             (Zip code)

Peter V. Bonanno, Esq. Goldman, Sachs & Co. One New York Plaza New York, New York 10004	Copies to: Jack W. Murphy, Esq. Dechert LLP 1775 I Street, NW Washington, DC 20006

(Name and address of agent for service)

Registrant’s telephone number, including area code:	(312) 655-4400

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2009

Item 1. Schedule of Investments.

GOLDMAN SACHS CONCENTRATED INTERNATIONAL EQUITY FUND
Schedule of Investments
July 31, 2009 (Unaudited)

Shares	Description	Value
Common Stocks — 86.8%
Cyprus — 0.9%
366,324	ProSafe SE (Energy)	$1,925,692

Denmark — 1.4%
49,234	Novo Nordisk A/S Class B (Pharmaceuticals, Biotechnology & Life Sciences)	2,880,924

Finland — 2.7%
194,550	Nokia Corp. (Technology Hardware & Equipment)	2,616,013
148,739	Nokian Renkaat Oyj (Automobiles & Components)(a)	3,149,957

		5,765,970

France — 8.0%
44,387	Air Liquide SA (Materials)	4,636,945
50,476	Alstom SA (Capital Goods)	3,466,097
135,179	AXA SA (Insurance)	2,853,408
45,700	Societe Generale (Banks)	2,929,842
121,224	Vivendi (Media)	3,107,411

		16,993,703

Germany — 2.1%
120,058	E.ON AG (Utilities)	4,536,235

Hong Kong — 3.0%
424,500	Kerry Properties Ltd. (Real Estate)	2,185,109
272,000	Sun Hung Kai Properties Ltd. (Real Estate)	4,129,703

		6,314,812

Italy — 4.8%
837,470	Intesa Sanpaolo SpA (Banks)	3,114,056
180,823	Mediobanca SpA (Diversified Financials)	2,536,857
1,030,669	Snam Rete Gas SpA (Utilities)	4,515,311

		10,166,224

Japan — 21.4%
300,000	Daiwa Securities Group, Inc. (Diversified Financials)	1,760,995
44,700	East Japan Railway Co. (Transportation)	2,554,236
76,600	FUJIFILM Holdings Corp. (Technology Hardware & Equipment)	2,462,897
615,000	Fujitsu Ltd. (Technology Hardware & Equipment)	4,022,017
244,700	Komatsu Ltd. (Capital Goods)	3,973,577
283,000	Mitsubishi Corp. (Capital Goods)	5,619,734
267,000	Mitsubishi Tanabe Pharma Corp. (Pharmaceuticals, Biotechnology & Life Sciences)	3,171,837
388,500	Mitsubishi UFJ Financial Group, Inc. (Banks)	2,372,638
202,000	Mitsui Fudosan Co. Ltd. (Real Estate)	3,699,135
328,100	Panasonic Corp. (Consumer Durables & Apparel)	5,186,080
75,500	Seven & I Holdings Co. Ltd. (Food & Staples Retailing)	1,768,773
50,600	Shin-Etsu Chemical Co. Ltd. (Materials)	2,713,821
40,800	Sumitomo Mitsui Financial Group, Inc. (Banks)	1,736,748

Shares	Description	Value
Common Stocks — (continued)
Japan — (continued)
111,300	Toyota Motor Corp. (Automobiles & Components)	$4,671,634

		45,714,122

Luxembourg — 0.9%
93,389	SES SA FDR (Media)	1,846,729

Netherlands — 2.0%
290,505	Koninklijke KPN NV (Telecommunication Services)	4,369,490

Singapore — 0.7%
602,000	Singapore Press Holdings Ltd. (Media)	1,500,511

Spain — 4.7%
145,634	Banco Santander SA (Banks)	2,108,933
151,885	Grifols SA (Pharmaceuticals, Biotechnology & Life Sciences)	2,767,855
207,000	Telefonica SA (Telecommunication Services)	5,150,125

		10,026,913

Switzerland — 11.1%
1,950	Lindt & Spruengli AG (Food, Beverage & Tobacco)	3,870,990
41,901	Roche Holding AG (Pharmaceuticals, Biotechnology & Life Sciences)	6,605,562
11,037	Straumann Holding AG (Registered) (Health Care Equipment & Services)(a)	2,413,783
15,079	Syngenta AG (Registered) (Materials)	3,470,098
34,596	Synthes, Inc. (Health Care Equipment & Services)	3,888,511
233,840	UBS AG (Registered) (Diversified Financials)*	3,423,314

		23,672,258

United Kingdom — 23.1%
323,666	Amlin PLC (Insurance)	1,797,470
273,492	BG Group PLC (Energy)	4,566,753
901,100	BP PLC (Energy)(b)	7,472,538
723,504	HSBC Holdings PLC (Banks)	7,321,018
285,882	Land Securities Group PLC (REIT)	2,544,547
120,228	Rio Tinto PLC (Materials)	5,007,244
202,325	Schroders PLC (Diversified Financials)	3,295,278
269,485	Shire PLC (Pharmaceuticals, Biotechnology & Life Sciences)	4,003,650
197,828	Smiths Group PLC (Capital Goods)	2,379,277
44,652	SOCO International PLC (Energy)*	964,305
778,333	Standard Life PLC (Insurance)	2,568,104
875,020	Tesco PLC (Food & Staples Retailing)	5,359,837
259,293	WPP PLC (Media)	1,999,826

		49,279,847

TOTAL COMMON STOCKS		$184,993,430

GOLDMAN SACHS CONCENTRATED INTERNATIONAL EQUITY FUND
Schedule of Investments (continued)
July 31, 2009 (Unaudited)

Shares	Description	Value
Exchange Traded Fund — 6.0%
Australia — 6.0%
673,780	iShares MSCI Australia Index Fund	$12,754,655

Shares	Rate	Value
Investment Company(c) — 6.5%
JPMorgan U.S. Government Money Market Fund — Capital Shares
13,898,092	0.226%	$13,898,092

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE		$211,646,177

Securities Lending Reinvestment Vehicle(c)(d) — 1.8%
Boston Global Investment Trust — Enhanced Portfolio
3,907,844	0.240%	$3,896,121

TOTAL INVESTMENTS — 101.1%		$215,542,298

LIABILITIES IN EXCESS OF OTHER ASSETS — (1.1)%		(2,266,038)

NET ASSETS — 100.0%		$213,276,260

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* Non-income producing security.
(a) All or a portion of security is on loan.
(b) All or a portion of security is segregated as collateral for initial margin requirements on futures transactions.
(c) Variable rate security. Interest rate disclosed is that which is in effect at July 31, 2009.
(d) Represents an affiliated issuer.

Investment Abbreviation:
FDR	— Fiduciary Depositary Receipt

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS CONCENTRATED INTERNATIONAL EQUITY FUND
Schedule of Investments (continued)
July 31, 2009 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION
FUTURES CONTRACTS — At July 31, 2009, the following futures contracts were open:

	Number of	Settlement	Notional	Unrealized
Type	Contracts Long	Month	Value	Gain

Dow Jones EURO STOXX 50 Index	122	September 2009	$4,583,651	$261,847
FTSE 100 Index	28	September 2009	2,140,314	88,596
SPI 200 Index	34	September 2009	2,990,746	167,254

TOTAL				$517,697

TAX INFORMATION — At July 31, 2009, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$207,314,509

Gross unrealized gain	16,647,674
Gross unrealized loss	(8,419,885)

Net unrealized security gain	$8,227,789

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS INTERNATIONAL SMALL CAP FUND
Schedule of Investments
July 31, 2009 (Unaudited)

Shares	Description	Value
Common Stocks — 88.8%
Australia — 4.3%
51,562	Ansell Ltd. (Health Care Equipment & Services)	$398,711
533,501	Beach Petroleum Ltd. (Energy)	379,638
143,192	Centennial Coal Co. Ltd. (Energy)	358,689
264,109	DUET Group (Utilities)	361,896
65,810	Iress Market Technology Ltd. (Software & Services)	396,188
563,183	Macquarie CountryWide Trust (REIT)	246,199
326,733	Mount Gibson Iron Ltd. (Materials)*	326,564
1,253,671	PanAust Ltd. (Materials)*	432,354
15,539	Perpetual Ltd. (Diversified Financials)	434,130

		3,334,369

Austria — 2.0%
18,000	Andritz AG (Capital Goods)	789,843
21,049	Intercell AG (Pharmaceuticals, Biotechnology & Life Sciences)*	772,066

		1,561,909

Belgium — 1.2%
16,518	EVS Broadcast Equipment SA (Technology Hardware & Equipment)	957,983

Bermuda — 0.6%
86,652	Hiscox Ltd. (Insurance)	437,965

China — 1.7%
301,000	China Shanshui Cement Group Ltd. Class H (Materials)	195,329
187,000	China Yurun Food Group Ltd Class H. (Food, Beverage & Tobacco)	295,171
10,900	CNinsure, Inc. ADR Class H (Insurance)	192,058
235,000	Golden Eagle Retail Group Ltd. Class H (Retailing)	306,810
481,000	Shui On Land Ltd. Class H (Real Estate)	339,861

		1,329,229

Cyprus — 0.6%
81,955	ProSafe SE (Energy)	430,821

Denmark — 0.9%
16,925	Genmab A/S (Pharmaceuticals, Biotechnology & Life Sciences)*	677,142

Finland — 0.8%
30,106	Nokian Renkaat Oyj (Automobiles & Components)(a)	637,577

France — 5.4%
18,060	Atos Origin SA (Software & Services)*	823,578
23,291	Gemalto NV (Technology Hardware & Equipment)*	870,122
39,621	Ingenico SA (Technology Hardware & Equipment)(a)	829,673
29,563	JC Decaux SA (Media)*	608,975
16,055	Saft Groupe SA (Capital Goods)	627,412
14,628	SeLoger.com (Media)*	470,074

		4,229,834

Shares	Description	Value
Common Stocks — (continued)
Germany — 4.4%
38,677	Deutsche Lufthansa AG (Registered) (Transportation)	$521,931
21,831	MTU Aero Engines Holding AG (Capital Goods)	793,769
6,270	Rational AG (Consumer Durables & Apparel)(a)	767,906
6,241	Salzgitter AG (Materials)	630,542
12,393	Wincor Nixdorf AG (Technology Hardware & Equipment)	664,325

		3,378,473

Greece — 2.1%
73,150	Hellenic Exchanges SA (Diversified Financials)	947,984
63,520	Jumbo SA (Retailing)	692,336

		1,640,320

Hong Kong — 0.4%
295,000	Belle International Holdings Ltd. (Retailing)	297,996

Ireland — 1.2%
37,995	Kerry Group PLC Class A (Food, Beverage & Tobacco)	899,782

Italy — 4.3%
100,130	Azimut Holding SpA (Diversified Financials)	1,070,593
124,630	Banca Popolare Di Milano Scarl (Banks)	754,093
96,009	Davide Campari-Milano SpA (Food, Beverage & Tobacco)	819,919
152,705	Snam Rete Gas SpA (Utilities)	668,993

		3,313,598

Japan — 22.1%
8,800	Autobacs Seven Co. Ltd. (Retailing)	299,200
7,200	Benesse Corp. (Consumer Services)	311,186
26,100	Foster Electric Co. Ltd. (Consumer Durables & Apparel)	436,898
11,100	Funai Electric Co. Ltd. (Consumer Durables & Apparel)	460,694
119,000	Hino Motors Ltd. (Capital Goods)	395,290
15,300	Hitachi Chemical Co. Ltd. (Materials)	312,060
35,000	Hitachi Metals Ltd. (Materials)	340,909
6,600	Hogy Medical Co. Ltd. (Health Care Equipment & Services)	339,033
16,100	Hokkaido Electric Power Co., Inc. (Utilities)	312,742
11,200	Ibiden Co. Ltd. (Technology Hardware & Equipment)	370,484
13,900	IT Holdings Corp. (Software & Services)	279,887
26,500	Ito En Ltd. (Food, Beverage & Tobacco)	414,985
47,000	ITOCHU Corp. (Capital Goods)	349,759
72,000	J. Front Retailing Co. Ltd. (Retailing)	398,684
36,000	Kinden Corp. (Capital Goods)	301,715
15,000	Kissei Pharmaceutical Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	351,511
27,000	Koito Manufacturing Co. Ltd. (Automobiles & Components)	393,897

GOLDMAN SACHS INTERNATIONAL SMALL CAP FUND
Schedule of Investments (continued)
July 31, 2009 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Japan — (continued)
49,000	Kubota Corp. (Capital Goods)	$438,229
5,000	Mabuchi Motor Co. Ltd. (Technology Hardware & Equipment)	250,062
91,000	Maeda Corp. (Capital Goods)	286,460
70,000	Marubeni Corp. (Capital Goods)	321,392
8,400	MEIJI Holdings Co. Ltd. (Food, Beverage & Tobacco)*	339,107
110,000	Mitsui Mining & Smelting Co. Ltd. (Materials)*	302,066
100,000	Mizuho Securities Co. Ltd. (Diversified Financials)	363,769
139	MTI Ltd. (Software & Services)	318,563
37,100	Nichii Gakkan Co. Ltd. (Health Care Equipment & Services)	401,786
30,000	Nippon Electric Glass Co. Ltd. (Technology Hardware & Equipment)	345,558
103,000	Nippon Sheet Glass Co. Ltd. (Capital Goods)	306,413
63,000	Nippon Yusen Kabushiki Kaisha (Transportation)	268,208
14,000	Nipro Corp. (Health Care Equipment & Services)	288,054
5,800	Nissha Printing Co. Ltd. (Commercial & Professional Services)	316,405
563	Rakuten, Inc. (Retailing)	360,452
4,300	Ryohin Keikaku Co. Ltd. (Retailing)	178,308
138	Seven Bank Ltd. (Banks)	359,495
61,000	Shimizu Corp. (Capital Goods)	249,542
29,800	Showa Shell Sekiyu K.K. (Energy)	332,211
72	So-net M3, Inc. (Health Care Equipment & Services)	255,212
24,000	Sumitomo Metal Mining Co. Ltd. (Materials)	360,913
7,510	Sumitomo Real Estate Sales Co. Ltd. (Real Estate)	333,327
61,000	The Awa Bank Ltd. (Banks)	353,519
60,000	The Chiba Bank Ltd. (Banks)	386,911
46,000	The Hachijuni Bank Ltd. (Banks)	268,831
66,000	The Higo Bank Ltd. (Banks)	403,459
27,500	Tokai Rubber Industries, Inc. (Automobiles & Components)	349,231
99,000	Tokai Tokyo Financial Holdings, Inc. (Diversified Financials)	361,128
7,300	Tsumura & Co. (Pharmaceuticals, Biotechnology & Life Sciences)	235,544
9,700	Union Tool Co. (Capital Goods)	267,765
491	Works Applications Co. Ltd. (Software & Services)	353,474
15,000	Yamato Kogyo Co. Ltd. (Materials)	466,109
52,400	Yokogawa Electric Corp. (Technology Hardware & Equipment)	408,025
150	Zappallas, Inc. (Software & Services)	283,306

		17,181,768

Jersey — 0.7%
8,962	Randgold Resources Ltd. (Materials)	549,234

Shares	Description	Value
Common Stocks — (continued)
Luxembourg — 1.8%
12,425	Millicom International Cellular SA SDR (Telecommunication Services)*	$932,298
21,910	SES SA FDR (Media)	433,261

		1,365,559

Netherlands — 4.6%
19,357	Eurocommercial Properties NV CVA (REIT)	657,912
9,445	Fugro NV CVA (Energy)	424,168
44,042	Imtech NV (Capital Goods)	936,711
13,843	Koninklijke Vopak NV (Transportation)*	829,772
38,610	QIAGEN NV (Pharmaceuticals, Biotechnology & Life Sciences)*	735,727

		3,584,290

Singapore — 1.1%
1,124,000	Suntec Real Estate Investment Trust (REIT)	849,955

South Korea — 3.5%
26,370	Daehan Steel Co. Ltd. (Materials)	314,142
58,290	Daesang Corp. (Food, Beverage & Tobacco)*	331,012
10,160	Hana Tour Service, Inc. (Consumer Services)	309,826
41,800	Hansol Paper Co. Ltd. (Materials)*	394,159
2,608	Hite Brewery Co. Ltd. (Food, Beverage & Tobacco)	362,789
8,790	Hyundai Development Co. (Capital Goods)	310,311
36,660	Korean Reinsurance Co. (Insurance)	350,055
22,020	LG Dacom Corp. (Telecommunication Services)	333,074

		2,705,368

Spain — 1.8%
36,648	Grifols SA (Pharmaceuticals, Biotechnology & Life Sciences)	667,850
30,326	Viscofan SA (Food, Beverage & Tobacco)	711,912

		1,379,762

Sweden — 0.8%
100,090	Hufvudstaden AB Class A (Real Estate)	654,664

Switzerland — 4.4%
1,124	Barry Callebaut AG (Registered) (Food, Beverage & Tobacco)*	652,596
5,979	Bucher Industries AG (Registered) (Capital Goods)	654,007
4,309	Geberit AG (Registered) (Capital Goods)	601,093
2,563	Kuoni Reisen Holding AG (Consumer Services)	773,253
388	Lindt & Spruengli AG (Food, Beverage & Tobacco)	770,228

		3,451,177

United Kingdom — 18.1%
120,332	Amlin PLC (Insurance)	668,260
61,519	Aveva Group PLC (Software & Services)	831,319

GOLDMAN SACHS INTERNATIONAL SMALL CAP FUND
Schedule of Investments (continued)
July 31, 2009 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
United Kingdom — (continued)
82,475	Charter International PLC (Capital Goods)	$772,298
37,486	Close Brothers Group PLC (Diversified Financials)	432,748
65,859	Croda International (Materials)	634,731
83,340	CSR PLC (Semiconductors & Semiconductor Equipment)*	594,537
24,584	Dana Petroleum PLC (Energy)*	562,420
43,142	Derwent London PLC (REIT)	695,560
561,095	Friends Provident Group PLC (Insurance)	655,746
130,619	Gem Diamonds Ltd. (Materials)*	429,277
101,292	Greene King PLC (Consumer Services)	715,776
125,585	Halfords Group PLC (Retailing)	730,947
465,392	Hays PLC (Commercial & Professional Services)	740,798
25,728	Homeserve PLC (Commercial & Professional Services)	590,745
62,874	Inmarsat PLC (Telecommunication Services)	581,844
123,033	Micro Focus International PLC (Software & Services)	829,997
60,334	Schroders PLC (Diversified Financials)	982,663
22,202	Soco International PLC (Energy)*	479,474
106,267	Telecity Group PLC (Software & Services)*	598,407
37,297	Ultra Electronics Holdings PLC (Capital Goods)	710,921
251,097	William Hill PLC (Consumer Services)	769,082

		14,007,550

TOTAL COMMON STOCKS		$68,856,325

Exchange Traded Funds — 7.6%
Canada — 7.6%
165,739	iShares CDN S&P/TSX 60 Index Fund	$2,535,510
235,700	iShares CDN S&P/TSX Completion Index Fund	3,323,540

TOTAL EXCHANGE TRADED FUNDS		$5,859,050

Shares	Rate	Value
Investment Company(b) — 1.1%
JPMorgan U.S. Government Money Market Fund — Capital Shares
871,151	0.226%	$871,151

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE		$75,586,526

Securities Lending Reinvestment Vehicle(b)(c) — 2.0%
Boston Global Investment Trust — Enhanced Portfolio
1,596,909	0.240%	$1,592,118

TOTAL INVESTMENTS — 99.5%		$77,178,644

OTHER ASSETS IN EXCESS OF LIABILITIES — 0.5%		380,230

NET ASSETS — 100.0%		$77,558,874

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* Non-income producing security.
(a) All or a portion of security is on loan.
(b) Variable rate security. Interest rate disclosed is that which is in effect at July 31, 2009.
(c) Represents an affiliated issuer.

Investment Abbreviations:
ADR	— American Depositary Receipt
CDN	— Canadian
CVA	— Dutch Certification
FDR	— Fiduciary Depositary Receipt
REIT	— Real Estate Investment Trust
SDR	— Swedish Depositary Receipt

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS INTERNATIONAL SMALL CAP FUND
Schedule of Investments (continued)
July 31, 2009 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION
TAX INFORMATION — At July 31, 2009, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$73,320,570

Gross unrealized gain	9,179,564
Gross unrealized loss	(5,321,490)

Net unrealized security gain	$3,858,074

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS STRATEGIC INTERNATIONAL EQUITY FUND
Schedule of Investments
July 31, 2009 (Unaudited)

Shares	Description	Value
Common Stocks — 88.9%
Bermuda — 0.3%
42,295	Hiscox Ltd. (Insurance)	$213,771

Cyprus — 0.4%
52,921	ProSafe SE (Energy)	278,195

Denmark — 1.2%
15,374	Novo Nordisk A/S Class B (Pharmaceuticals, Biotechnology & Life Sciences)	899,608

Finland — 1.5%
44,872	Nokia Corp. (Technology Hardware & Equipment)	603,371
24,356	Nokian Renkaat Oyj (Automobiles & Components)	515,805

		1,119,176

France — 7.5%
10,278	Air Liquide SA (Materials)	1,073,704
6,504	Alstom SA (Capital Goods)(a)	446,618
39,642	AXA SA (Insurance)	836,778
12,818	Societe Generale (Banks)	821,766
9,096	Sodexo (Consumer Services)	479,243
22,950	Total SA (Energy)	1,272,823
28,615	Vivendi (Media)	733,507

		5,664,439

Germany — 4.1%
32,627	E.ON AG (Utilities)	1,232,769
2,112	Hamburger Hafen und Logistik AG (Transportation)	96,756
4,549	Muenchener Rueckversicherungs-Gesellschaft AG (Registered) (Insurance)	688,464
4,741	Salzgitter AG (Materials)	478,994
12,692	SAP AG (Software & Services)	597,757

		3,094,740

Hong Kong — 3.2%
237,500	BOC Hong Kong (Holdings) Ltd. (Banks)	503,660
20,300	Hang Seng Bank Ltd. (Banks)	329,176
55,000	Hutchison Whampoa Ltd. (Capital Goods)	411,113
74,000	Kerry Properties Ltd. (Real Estate)	380,914
54,000	Sun Hung Kai Properties Ltd. (Real Estate)	819,868

		2,444,731

Ireland — 1.1%
20,873	CRH PLC (Materials)	502,346
15,022	Kerry Group PLC Class A (Food, Beverage & Tobacco)	355,745

		858,091

Italy — 7.1%
28,433	Azimut Holding SpA (Diversified Financials)	304,006
57,319	Banca Popolare Di Milano Scarl (Banks)	346,817
49,923	Eni SpA (Energy)	1,166,539
262,183	Intesa Sanpaolo SpA (Banks)*	974,904
41,585	Mediobanca SpA (Diversified Financials)	583,417

Shares	Description	Value
Common Stocks — (continued)
Italy — (continued)
223,490	Snam Rete Gas SpA (Utilities)	$979,099
161,805	Terna Rete Elettrica Nazionale SpA (Utilities)	570,293
29,849	Unione di Banche Italiane ScpA (Banks)	416,924

		5,341,999

Japan — 22.2%
10,800	ABC-Mart, Inc. (Retailing)	308,707
47,000	Ajinomoto Co., Inc. (Food, Beverage & Tobacco)	448,933
15,900	Daiichi Sankyo Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	286,805
74,000	Daiwa Securities Group, Inc. (Diversified Financials)	434,379
9,800	East Japan Railway Co. (Transportation)	559,989
18,500	FUJIFILM Holdings Corp. (Technology Hardware & Equipment)	594,825
108,000	Fujitsu Ltd. (Technology Hardware & Equipment)	706,306
9,500	Funai Electric Co. Ltd. (Consumer Durables & Apparel)	394,288
19,000	Hitachi Metals Ltd. (Materials)	185,065
17,100	Honda Motor Co. Ltd. (Automobiles & Components)	546,848
107	Japan Tobacco, Inc. (Food, Beverage & Tobacco)	309,204
139	KDDI Corp. (Telecommunication Services)	735,323
36,000	Koito Manufacturing Co. Ltd. (Automobiles & Components)	525,196
40,400	Komatsu Ltd. (Capital Goods)	656,038
34,500	Kuraray Co. Ltd. (Materials)	389,653
6,500	Kyocera Corp. (Technology Hardware & Equipment)	521,547
7,000	Mabuchi Motor Co. Ltd. (Technology Hardware & Equipment)	350,087
22,700	Mitsubishi Corp. (Capital Goods)	450,770
48,000	Mitsubishi Tanabe Pharma Corp. (Pharmaceuticals, Biotechnology & Life Sciences)	570,218
140,300	Mitsubishi UFJ Financial Group, Inc. (Banks)	856,837
49,500	Mitsui & Co. Ltd. (Capital Goods)	616,772
23,000	Mitsui Fudosan Co. Ltd. (Real Estate)	421,189
106,000	Mitsui Mining & Smelting Co. Ltd. (Materials)*	291,082
87,000	Nippon Sheet Glass Co. Ltd. (Capital Goods)	258,815
56,000	Nippon Yusen Kabushiki Kaisha (Transportation)	238,407
4,100	Nissha Printing Co. Ltd. (Commercial & Professional Services)	223,665
2,900	ORIX Corp. (Diversified Financials)	182,443
30,600	Panasonic Corp. (Consumer Durables & Apparel)	483,676

GOLDMAN SACHS STRATEGIC INTERNATIONAL EQUITY FUND
Schedule of Investments (continued)
July 31, 2009 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Japan — (continued)
11,000	Seven & I Holdings Co. Ltd. (Food & Staples Retailing)	$257,702
6,400	Shin-Etsu Chemical Co. Ltd. (Materials)	343,250
18,900	Showa Shell Sekiyu K.K. (Energy)	210,698
75	Sony Financial Holdings, Inc. (Insurance)	231,003
106,000	Sumitomo Metal Industries Ltd. (Materials)	262,501
21,000	Sumitomo Metal Mining Co. Ltd. (Materials)	315,799
11,800	Sumitomo Mitsui Financial Group, Inc. (Banks)	502,295
56,000	The Chiba Bank Ltd. (Banks)	361,117
29,000	Toppan Printing Co. Ltd. (Commercial & Professional Services)	295,194
103,000	Toshiba Corp. (Technology Hardware & Equipment)	454,584
22,200	Toyota Motor Corp. (Automobiles & Components)	931,808

		16,713,018

Jersey — 0.3%
3,806	Randgold Resources Ltd. (Materials)	233,250

Luxembourg — 0.5%
19,138	SES SA FDR (Media)	378,446

Netherlands — 1.7%
83,850	Koninklijke KPN NV (Telecommunication Services)	1,261,189

Norway — 0.3%
35,695	Petroleum Geo-Services ASA (Energy)*	250,794

Singapore — 1.0%
166,000	Singapore Press Holdings Ltd. (Media)	413,762
28,000	United Overseas Bank Ltd. (Banks)	343,699

		757,461

Spain — 3.3%
51,190	Banco Santander SA (Banks)	741,285
32,771	Grifols SA (Pharmaceuticals, Biotechnology & Life Sciences)	597,198
5,507	Inditex SA (Retailing)	296,348
35,000	Telefonica SA (Telecommunication Services)	870,794

		2,505,625

Sweden — 1.1%
20,200	Atlas Copco AB Class B (Capital Goods)	214,191
66,415	Nordea Bank AB (Banks)	642,428

		856,619

Switzerland — 10.9%
1,512	Geberit AG (Registered) (Capital Goods)	210,920
3,284	Kuehne + Nagel International AG (Registered) (Transportation)	273,444
172	Lindt & Spruengli AG (Food, Beverage & Tobacco)	341,441
39,553	Nestle SA (Registered) (Food, Beverage & Tobacco)	1,625,409
12,021	Nobel Biocare Holding AG (Health Care Equipment & Services)	286,047

Shares	Description	Value
Common Stocks — (continued)
Switzerland — (continued)
11,334	Roche Holding AG (Pharmaceuticals, Biotechnology & Life Sciences)	$1,786,770
2,334	Straumann Holding AG (Registered) (Health Care Equipment & Services)(a)	510,444
3,468	Syngenta AG (Registered) (Materials)	798,083
7,988	Synthes, Inc. (Health Care Equipment & Services)	897,833
74,743	UBS AG (Registered) (Diversified Financials)*	1,094,204
29,595	Xstrata PLC (Materials)	399,752

		8,224,347

United Kingdom — 21.2%
124,100	Aegis Group PLC (Media)	170,932
58,952	Amlin PLC (Insurance)	327,388
60,887	BG Group PLC (Energy)	1,016,688
251,100	BP PLC (Energy)	2,082,293
28,668	Capita Group PLC (Commercial & Professional Services)	319,724
243,163	Friends Provident Group PLC (Insurance)	284,182
231,894	HSBC Holdings PLC (Banks)	2,346,497
34,892	Imperial Tobacco Group PLC (Food, Beverage & Tobacco)	995,727
35,815	Inmarsat PLC (Telecommunication Services)	331,437
77,873	Land Securities Group PLC (REIT)	693,124
30,351	Rio Tinto PLC (Materials)	1,264,055
48,344	Schroders PLC (Diversified Financials)	787,381
51,828	Serco Group PLC (Commercial & Professional Services)	349,475
60,463	Shire PLC (Pharmaceuticals, Biotechnology & Life Sciences)	898,279
112,576	SIG PLC (Capital Goods)	228,838
29,563	Smiths Group PLC (Capital Goods)	355,554
12,057	SOCO International PLC (Energy)*	260,383
166,008	Standard Life PLC (Insurance)	547,742
238,383	Tesco PLC (Food & Staples Retailing)	1,460,188
20,765	The Berkeley Group Holdings PLC (Consumer Durables & Apparel)*	286,617
240,808	Vodafone Group PLC (Telecommunication Services)	495,100
59,095	WPP PLC (Media)	455,777

		15,957,381

TOTAL COMMON STOCKS		$67,052,880

Exchange Traded Fund(a) — 5.1%
Australia — 5.1%
202,892	iShares MSCI Australia Index Fund	$3,840,746

Share	Rate	Value
Investment Company(b) — 5.4%
JPMorgan U.S. Government Money Market Fund — Capital Shares
4,093,179	0.226%	$4,093,179

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE		$74,986,805

GOLDMAN SACHS STRATEGIC INTERNATIONAL EQUITY FUND
Schedule of Investments (continued)
July 31, 2009 (Unaudited)

Shares	Rate	Value
Securities Lending Reinvestment Vehicle(b)(c) — 5.8%
Boston Global Investment Trust — Enhanced Portfolio
4,403,445	0.240%	$4,390,235

TOTAL INVESTMENTS — 105.2%		$79,377,040

LIABILITIES IN EXCESS OF OTHER ASSETS — (5.2)%		(3,936,603)

NET ASSETS — 100.0%		$75,440,437

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* Non-income producing security.
(a) All or a portion of security is on loan.
(b) Variable rate security. Interest rate disclosed is that which is in effect at July 31, 2009.
(c) Represents an affiliated issuer.

Investment Abbreviations:
FDR	— Fiduciary Depositary Receipt
REIT	— Real Estate Investment Trust

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS STRATEGIC INTERNATIONAL EQUITY FUND
Schedule of Investments (continued)
July 31, 2009 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION
FUTURES CONTRACTS — At July 31, 2009, the following futures contracts were open:

	Number of	Settlement	Notional	Unrealized
Type	Contracts Long	Month	Value	Gain

Dow Jones EURO STOXX 50 Index	31	September 2009	$1,164,698	$64,839
FTSE 100 Index	7	September 2009	535,079	20,526
SPI 200 Index	16	September 2009	1,407,410	34,056

TOTAL				$119,421

TAX INFORMATION — At July 31, 2009, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$77,059,526

Gross unrealized gain	4,988,156
Gross unrealized loss	(2,670,642)

Net unrealized security gain	$2,317,514

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS FUNDAMENTAL INTERNATIONAL EQUITY FUNDS
Schedule of Investments (continued)
July 31, 2009 (Unaudited)
ADDITIONAL NOTES TO THE SCHEDULE OF INVESTMENTS
Investment Valuation — The investment valuation policy of the Funds is to value investments at market value. Investments in equity securities traded on a foreign securities exchange are valued daily at fair value determined by an independent fair value service (if available) under valuation procedures approved by the trustees consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the United States (“U.S.”) securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchanges. While the independent service may not take into account market or security specific information, under the valuation procedures, these securities might also be fair valued by Goldman Sachs Asset Management International (“GSAMI”) by taking into consideration market or security specific information as discussed below.
     Investments in equity securities and investment companies traded on a U.S. securities exchange or the NASDAQ system are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. Investments in equity securities and investment companies traded on a foreign securities exchange for which an independent fair value service cannot provide a quote are valued daily at their last sale price or official closing price on the principal exchange on which they are traded. If no sale occurs, such securities and investment companies are valued at the last bid price for long positions and at the last ask price for short positions. Debt securities for which market quotations are readily available are valued on the basis of quotations furnished by an independent pricing service approved by the trustees or provided by securities dealers. The pricing services may use valuation models or matrix pricing, which consider either (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from bond dealers, to determine current value. If accurate quotations are not readily available, or if GSAMI believes that such quotations do not accurately reflect fair value, the fair value of the Funds’ investments may be determined based on yield equivalents, a pricing matrix or other sources, under valuation procedures established by the trustees. Unlisted equity securities for which market quotations are available are valued at the last sale price on valuation date, or if no sale occurs, at the last bid price. In the absence of market quotations, broker quotes will be utilized or the security will be fair valued. Investments in investment companies (other than those that are exchange traded) are valued at the net asset value per share (“NAV”) on the valuation date. Short-term debt obligations that mature in sixty days or less and that do not exhibit signs of credit deterioration are valued at amortized cost, which approximates market value.
     GSAMI, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the previous closing prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining the Funds’ NAV. Significant events that could affect a large number of securities in a particular market may include, but are not limited to: situations relating to one or more single issuers in a market sector; significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions or market closings; equipment failures; natural or man-made disasters or acts of God; armed conflicts; government actions or other developments; as well as the same or similar events which may affect specific issuers or the securities markets even though not tied directly to the securities markets. Other significant events that could relate to a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buy-outs; corporate announcements, including those relating to earnings, products and regulatory news; significant litigation; low trading volume; and trading limits or suspensions.

GOLDMAN SACHS FUNDAMENTAL INTERNATIONAL EQUITY FUNDS
Schedule of Investments (continued)
July 31, 2009 (Unaudited)
ADDITIONAL NOTES TO THE SCHEDULE OF INVESTMENTS (CONTINUED)
Fair Value of Investments — The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (exit price). Accounting principles generally accepted in the United States of America (“GAAP”) establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are described below:
Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;
Level 2 — Quoted prices in markets that are not active or financial instruments for which all significant inputs are observable, either directly or indirectly;
Level 3 — Prices or valuations that require inputs that are both significant to the fair value measurement and unobservable.
     The following is a summary of the Funds’ investments categorized in the fair value hierarchy:
Concentrated International Equity

	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)	$12,754,655	$184,993,430	$—
Short-term Investments	13,898,092	3,896,121	—
Derivatives	517,697	—	—

Total	$27,170,444	$188,889,551	$—

(a) To adjust for the time difference between local market close and the calculation of the net asset value, the Fund may utilize fair value model prices for international equities provided by an independent service resulting in a Level 2 classification.
International Small Cap

	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)	$6,051,108	$68,664,267	$—
Short-term Investments	871,151	1,592,118	—

Total	$6,922,259	$70,256,385	$—

(a) To adjust for the time difference between local market close and the calculation of the net asset value, the Fund may utilize fair value model prices for international equities provided by an independent service resulting in a Level 2 classification.
Strategic International Equity

	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)	$3,840,746	$67,052,880	$—
Short-term Investments	4,093,179	4,390,235	—
Derivatives	119,421	—	—

Total	$8,053,346	$71,443,115	$—

(a) To adjust for the time difference between local market close and the calculation of the net asset value, the Fund may utilize fair value model prices for international equities provided by an independent service resulting in a Level 2 classification.

GOLDMAN SACHS FUNDAMENTAL INTERNATIONAL EQUITY FUNDS
Schedule of Investments (continued)
July 31, 2009 (Unaudited)
ADDITIONAL NOTES TO THE SCHEDULE OF INVESTMENTS (CONTINUED)
Derivatives — The Funds may make investments in derivative instruments, including, but not limited to, options, futures, swaps and other derivatives relating to foreign currency transactions. On July 31, 2009, the Funds adopted Statement of Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“FAS 161”) which requires enhanced disclosures about the Funds’ derivatives and hedging activities. A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. Derivative instruments may be privately negotiated contracts (often referred to as over the counter (“OTC”) derivatives) or they may be listed and traded on an exchange. Derivative contracts may involve future commitments to purchase or sell financial instruments or commodities at specified terms on a specified date, or to exchange interest payment streams or currencies based on a notional or contractual amount. Derivative instruments may involve a high degree of financial risk. The use of derivatives also involves the risk of loss if the investment adviser is incorrect in its expectation of the timing or level of fluctuations in securities prices, interest rates or currency prices. Investments in derivative instruments also include the risk of default by the counterparty, the risk that the investment may not be liquid and the risk that a small movement in the price of the underlying security or benchmark may result in a disproportionately large movement, unfavorable or favorable, in the price of the derivative instrument.
     Futures Contracts — The Funds may purchase or sell futures contracts to hedge against changes in interest rates, securities prices, currency exchange rates, or to seek to increase total return. Futures contracts are valued at the last settlement price, or in the absence of a sale, the last bid price, at the end of each day on the board of trade or exchange upon which they are traded. Upon entering into a futures contract, the Funds deposit cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by the Funds equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset in unrealized gains or losses. The Funds recognize a realized gain or loss when a contract is closed or expires. The use of futures contracts involves, to varying degrees, elements of market and counterparty risk which may exceed the amounts recognized in the Statements of Assets and Liabilities. Futures contracts may be illiquid, and exchanges may limit fluctuations in futures contract prices during a single day. Changes in the value of a futures contract may not directly correlate with changes in the value of the underlying securities. These risks may decrease the effectiveness of the Funds’ strategies and potentially result in a loss. The Funds must set aside liquid assets, or engage in other appropriate measures to cover their obligations under these contracts.
Foreign Currency Translations — The books and records of the Funds are accounted for in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars on the following basis: (i) investment valuations, foreign currency and other assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars based upon 4:00 p.m. Eastern Time exchange rates; and (ii) purchases and sales of foreign investments, income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions as of 4:00 p.m. Eastern Time.
     Net realized and unrealized gain (loss) on foreign currency transactions represents: (i) foreign exchange gains and losses from the sale and holdings of foreign currencies; (ii) currency gains and losses between trade date and settlement date on investment security transactions and forward exchange contracts; and (iii) gains and losses from the difference between amounts of dividends, interest and foreign withholding taxes recorded and the amounts actually received. The effect of changes in foreign currency exchange rates on equity securities and derivative instruments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included with the net realized and unrealized gain (loss) on investments. The effect of changes in foreign currency exchange rates on fixed income securities sold during the period are segregated in the Statements of Operations from the effects of changes in market prices of those investments, and are included with the net realized gain (loss) on foreign currency related transactions. The effect of changes in foreign currency exchange rates on fixed income securities held during the period are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, and are included with the net change in unrealized gain (loss) on investments. Net unrealized foreign exchange gains and losses arising from changes in the value of other assets and liabilities as a result of changes in foreign exchange rates are included as increases and decreases in unrealized gain (loss) on foreign currency related transactions.
Securities Lending — Pursuant to exemptive relief granted by the Securities and Exchange Commission and the terms and conditions contained therein, the Funds may lend their securities through a securities lending agent, Goldman Sachs Agency Lending (“GSAL”), a wholly-owned subsidiary of Goldman Sachs & Co. (“Goldman Sachs”), to certain qualified borrowers including Goldman Sachs and affiliates. In accordance with the Funds’ securities lending procedures, the Funds receive cash collateral at least equal to the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Funds, at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or become insolvent and the collateral not to be sufficient to cover the cost of repurchasing securities on loan.
     The Funds invest the cash collateral received in connection with securities lending transactions in the Enhanced Portfolio of Boston Global Investment Trust (“Enhanced Portfolio”), a Delaware statutory trust. The Enhanced Portfolio, deemed an affiliate of the Trust, is exempt

GOLDMAN SACHS FUNDAMENTAL INTERNATIONAL EQUITY FUNDS
Schedule of Investments (continued)
July 31, 2009 (Unaudited)
ADDITIONAL NOTES TO THE SCHEDULE OF INVESTMENTS (CONTINUED)
from registration under Section 3(c)(7) of the Act and is managed by Goldman Sachs Asset Management, L.P. (“GSAM”), for which GSAM may receive an investment advisory fee of up to 0.10% on an annualized basis of the average daily net assets of the Enhanced Portfolio. The Enhanced Portfolio invests primarily in short-term investments, but is not a “money market fund” subject to the requirements of Rule 2a-7 of the Act. The Funds’ investment of cash collateral in the Enhanced Portfolio is subject to a net asset value that may fall or rise due to market and credit conditions.
     Both the Funds and GSAL receive compensation relating to the lending of the Funds’ securities.

Item 2. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Separate certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Goldman Sachs Trust

By (Signature and Title)*	/s/ JAMES A. McNAMARA, PRESIDENT/PRINCIPAL EXECUTIVE OFFICER

Date	September 29, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ JAMES A. McNAMARA, PRESIDENT/PRINCIPAL EXECUTIVE OFFICER

Date	September 29, 2009

By (Signature and Title)*	JOHN M. PERLOWSKI, TREASURER/PRINCIPAL FINANCIAL OFFICER

Date	September 29, 2009

* Print the name and title of each signing officer under his or her signature.